UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34109

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              February 14, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          16
Form 13F Information Table Value Total:    $125,639
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACCELRYS INC		  COM	      00430U103	 $16,163 1,947,406  SH 	      SOLE   NONE  1,947,406  0	    0
ACTUATE CORP		  COM	      00508B102	  $5,612   984,502  SH 	      SOLE   NONE    984,502  0     0
ASPEN TECHNOLOGY INC	  COM	      045327103	  $8,883   699,518  SH 	      SOLE   NONE    699,518  0	    0
CASCADE MICROTECH INC	  COM	      147322101	  $6,243 1,435,084  SH 	      SOLE   NONE  1,435,084  0	    0
CONVIO INC                COM	      21257W105     $121    14,600  SH        SOLE   NONE     14,600  0     0
DIXIE GROUP INC CL A	  COM	      255519100	  $4,424 1,189,127  SH 	      SOLE   NONE  1,189,127  0	    0
GERBER SCIENTIFIC INC	  COM	      373730100  $10,151 1,289,799  SH	      SOLE   NONE  1,289,799  0     0
GUIDANCE SOFTWARE INC	  COM	      401692108	 $12,635 1,757,350  SH 	      SOLE   NONE  1,757,350  0	    0
KEYNOTE SYSTEMS INC       COM         493308100  $11,817   808,303  SH        SOLE   NONE    808,303  0     0
LAM RESEARCH CORP	  COM	      512807108	  $7,830   151,213  SH 	      SOLE   NONE    151,213  0	    0
MIDAS GROUP INC		  COM	      595626102	  $2,680   330,504  SH 	      SOLE   NONE    330,504  0	    0
OPNET TECHNOLOGIES INC	  COM	      683757108   $3,807   142,225  SH 	      SOLE   NONE    142,225  0	    0
RICHARDSON ELECTRONICS    COM         763165107   $2,616   223,774  SH        SOLE   NONE    223,774  0     0
S1 CORP			  COM	      814279105	 $10,891 1,578,462  SH	      SOLE   NONE  1,578,462  0     0
SUPPORT.COM INC		  COM	      868587106	 $10,633 1,640,840  SH 	      SOLE   NONE  1,640,840  0	    0
TYLER TECHNOLOGIES INC	  COM	      902252105	 $11,132   536,219  SH 	      SOLE   NONE    536,219  0	    0
						--------
						$125,639
						--------